Regulatory Requirement (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) item	Dec. 31, 2013 USD ($) item	Dec. 31, 2014 USD ($) item
Regulatory Requirement
Number of broker-dealer subsidiaries | item	2
Broker Dealer Subsidiary One
Regulatory Requirement
Minimum net capital required to be maintained by broker-dealer subsidiaries	$ 1.0		$ 1.0
Net capital	39.4		59.8
Excess net capital over the required net capital	38.4		58.8
Broker Dealer Subsidiary Two
Regulatory Requirement
Minimum net capital required to be maintained by broker-dealer subsidiaries	1.0		1.0
Net capital	8.2		8.1
Excess net capital over the required net capital	7.2		7.1
VFCM
Regulatory Requirement
Minimum capital required to be maintained in connection with the operation of the Company's DMM business	3.4		$ 3.7
Required amount under exchange rules	$ 1.0
Required amount under exchange rules as percentage of market value	15.00%
Number of trading units whose market value is considered to calculate required net capital under exchange act | item	60
Virtu Financial, LLC and subsidiaries
Regulatory Requirement
Number of broker-dealer subsidiaries | item			2
Minimum net capital required to be maintained by broker-dealer subsidiaries			$ 1.0
Minimum capital required to be maintained in connection with the operation of the Company's DMM business		$ 4.7	3.7
Required amount under exchange rules		$ 1.0
Required amount under exchange rules as percentage of market value		15.00%
Number of trading units whose market value is considered to calculate required net capital under exchange act | item		60
Virtu Financial, LLC and subsidiaries | Broker Dealer Subsidiary One
Regulatory Requirement
Minimum net capital required to be maintained by broker-dealer subsidiaries		$ 1.0	1.0
Net capital		49.7	59.8
Excess net capital over the required net capital		48.7	58.8
Virtu Financial, LLC and subsidiaries | Broker Dealer Subsidiary Two
Regulatory Requirement
Minimum net capital required to be maintained by broker-dealer subsidiaries		1.0	1.0
Net capital		8.0	8.1
Excess net capital over the required net capital		$ 7.0	$ 7.1